As filed with the Securities and Exchange Commission on June 22, 2010

Securities Act File No. 333-166562

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 x

Pre-Effective Amendment No. o

Post-Effective Amendment No. 1

ING VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

June 29, 2010

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined Portfolio”), which is scheduled for 10:00 a.m., Local time, on August 10, 2010, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034. At the Special Meeting, shareholders of Wells Fargo Small Cap Disciplined Portfolio will be asked:

(1)                                  To vote on a proposed reorganization (the “Reorganization”) of Wells Fargo Small Cap Disciplined Portfolio with and into ING Small Company Portfolio (“Small Company Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”); and

(2)                                  Subject to shareholder approval of the Reorganization, to vote on an investment sub-advisory agreement appointing ING Investment Management Co. (“ING IM”) as the investment sub-adviser to the Wells Fargo Small Cap Disciplined Portfolio (the “ING IM Sub-Advisory Agreement”) during a transition period until the Reorganization is consummated.

The Portfolios are members of the mutual fund group called the “ING Funds.” Wells Capital Management, Inc., the current sub-adviser to Wells Fargo Small Cap Disciplined Portfolio, has sub-advised the Portfolio since its inception in November 2005.

On March 25, 2010, the Board reviewed and approved the proposed Reorganization. To plan for a smooth transition prior to the Reorganization, and upon management’s recommendation, the Board determined to retain ING IM, the current sub-adviser to Small Company Portfolio, to manage Wells Fargo Small Cap Disciplined Portfolio for a short period until the consummation of the Reorganization.  On March 25, 2010, the Board approved the ING IM Sub-Advisory Agreement, which, subject to shareholder approval, is scheduled to be effective on August 13, 2010 until the closing of the Reorganization. Contingent upon shareholder approval of the Reorganization, shareholders are also being asked to approve the ING IM Sub-Advisory Agreement. If both the Reorganization and this second proposal are approved, ING IM would serve as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio and would be tasked with implementing a transitioning strategy of the Portfolio in connection with the Reorganization.

Shares of Wells Fargo Small Cap Disciplined Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization and the ING IM Sub-Advisory Agreement.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Wells Fargo Small Cap Disciplined Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Wells Fargo Small Cap Disciplined Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying notice, combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Small Company Portfolio instead of shares of Wells Fargo Small Cap Disciplined Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio, which seeks the growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

AFTER CAREFUL CONSIDERATION, THE BOARD OF WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO APPROVED THE REORGANIZATION AND THE ING IM SUB-ADVISORY AGREEMENT AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THESE PROPOSALS.

A Proxy Statement/Prospectus that describes these proposals in detail is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read this Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than August 9, 2010.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Wells Fargo Small Cap Disciplined Portfolio

Scheduled for August 10, 2010

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined Portfolio”) is scheduled for 10:00 a.m., Local time, on August 10, 2010, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                                  To vote on an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Wells Fargo Small Cap Disciplined Portfolio and ING Small Company Portfolio (“Small Company Portfolio”), providing for the reorganization of Wells Fargo Small Cap Disciplined Portfolio with and into Small Company Portfolio (the “Reorganization”);

(2)                                  Subject to shareholder approval of the Reorganization Agreement, to vote on an investment sub-advisory agreement between Directed Services LLC (“DSL”), Wells Fargo Small Cap Disciplined Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of DSL, would serve as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio during a transition period until the Reorganization is consummated; and

(3)                                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 14, 2010 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Wells Fargo Small Cap Disciplined Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 29, 2010

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

June 29, 2010

(continued)

PROXY STATEMENT/PROSPECTUS

June 29, 2010

PROXY STATEMENT FOR:

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING SMALL COMPANY PORTFOLIO

(A Series of ING Variable Portfolios, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined Portfolio”) to be held on August 10, 2010, as adjourned from time to time (“Special Meeting”), at which shareholders of Wells Fargo Small Cap Disciplined Portfolio will vote on: (1) the proposed reorganization (the “Reorganization”) of Wells Fargo Small Cap Disciplined Portfolio with and into ING Small Company Portfolio (“Small Company Portfolio,” along with Wells Fargo Small Cap Disciplined Portfolio, each a “Portfolio” and collectively, the “Portfolios”); and (2) subject to shareholder approval of the Reorganization, an investment sub-advisory agreement between Directed Services LLC (“DSL”), the investment adviser to Wells Fargo Small Cap Disciplined Portfolio, and ING Investment Management Co. (“ING IM”) (the “ING IM Sub-Advisory Agreement”), appointing ING IM as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio beginning shortly after shareholders approve the Reorganization until the Reorganization is consummated (the “Transition Period”). This Proxy Statement/Prospectus is being mailed to shareholders of Wells Fargo Small Cap Disciplined Portfolio on or about June 29, 2010.

On March 25, 2010, the Board of Trustees (the “Board”) reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Reorganization of Wells Fargo Small Cap Disciplined Portfolio with and into Small Company Portfolio, which is currently sub-advised by ING IM. Because you, as a shareholder of Wells Fargo Small Cap Disciplined Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Small Company Portfolio, this Proxy Statement also serves as a prospectus for Small Company Portfolio.  Small Company Portfolio is an open-end management investment company, which seeks the growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations, as described more fully below.

Wells Capital Management, Inc. (“Wells Capital”) has sub-advised the Wells Fargo Small Cap Disciplined Portfolio since its inception in November 2005. On March 25, 2010, to plan for a smooth transition prior to the Reorganization, upon management’s recommendation and contingent upon shareholders’ approval of the Reorganization, the Board determined to terminate the sub-advisory relationship with Wells Capital, and retain ING IM, the current sub-adviser to Small Company Portfolio, to manage Wells Fargo Small Cap Disciplined Portfolio during the Transition Period. Consequently, you are also being asked to approve the ING IM Sub-Advisory Agreement. Contingent upon your approval of the Reorganization and the ING IM Sub-Advisory Agreement, the ING IM Sub-Advisory Agreement is scheduled to be effective on August 13, 2010 and will terminate upon the closing of the Reorganization. The approval of the ING IM Sub-Advisory Agreement is contingent upon the approval of the Reorganization; however, the approval of the Reorganization is not contingent upon the approval of the ING IM Sub-Advisory Agreement.  If the Reorganization is not approved, Wells Capital will continue to serve as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio and the Board will consider its options with respect to the Portfolio in accordance with applicable law.  If the Reorganization is approved but the ING IM Sub-Advisory Agreement is not approved, ING IM will not serve as the sub-adviser to transition Wells Fargo Small Cap Disciplined Portfolio and the Board could consider various options, including the appointment of a new sub-adviser to provide the day-to-day management of Wells Fargo Small Cap Disciplined Portfolio during the Transition Period, or permitting all or a portion of the transition of assets to occur after the closing of the Reorganization.

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 29, 2010, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Class I, Service Class (“Class S”) and Service 2 Class (“Class S2”) prospectuses of Wells Fargo Small Cap Disciplined Portfolio, each dated April 30, 2010, which are incorporated by reference (File No. 033-23512); and the ADV Class, Class I, Class S and Class S2 prospectuses of Small Company Portfolio, each dated April 30, 2010.  Each Portfolio’s SAI, dated April 30, 2010, is also incorporated by reference (for Wells Fargo Small Cap Disciplined Portfolio, File No. 033-23512; for Small Company Portfolio, File No. 333-05173).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The semi-annual report for each Portfolio, for the fiscal period ended June 30, 2009 and the annual report for each Portfolio for the fiscal year ended December 31, 2009 (for Wells Fargo Small Cap Disciplined Portfolio, File No: 811-05629; for Small Company Portfolio, File No: 811-07651) are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF THE PROPOSALS

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A and the ING IM Sub-Advisory Agreement, a form of which is attached hereto as Appendix B.  Also, you should consult the ADV Class, Class I, Class S and Class S2 prospectuses, each dated April 30, 2010, for more information about Small Company Portfolio.

The Proposed Reorganization

At a meeting held on March 25, 2010, the Board of Wells Fargo Small Cap Disciplined Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Wells Fargo Small Cap Disciplined Portfolio to Small Company Portfolio in exchange for shares of beneficial interest of Small Company Portfolio;

•                  the assumption by Small Company Portfolio of the liabilities of Wells Fargo Small Cap Disciplined Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of Small Company Portfolio to the shareholders of Wells Fargo Small Cap Disciplined Portfolio; and

•                  the complete liquidation of Wells Fargo Small Cap Disciplined Portfolio.

Shares of Small Company Portfolio would be distributed to shareholders of Wells Fargo Small Cap Disciplined Portfolio so that each shareholder would receive a number of full and fractional shares of Small Company Portfolio equal to the aggregate value of shares of Wells Fargo Small Cap Disciplined Portfolio held by such shareholder.

As a result of the Reorganization, each owner of ADV Class, Class I, Class S and Class S2 shares of Wells Fargo Small Cap Disciplined Portfolio would become a shareholder of the corresponding share class of Small Company Portfolio.  The Reorganization is expected to be effective on August 21, 2010, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of Small Company Portfolio having an aggregate value equal to the aggregate value of the shares of Wells Fargo Small Cap Disciplined Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  Wells Fargo Small Cap Disciplined Portfolio seeks long-term capital appreciation, while Small Company Portfolio seeks the growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations;

•                  Both Portfolios invest primarily in the common stocks of smaller companies - the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase, while Small Company Portfolio’s sub-adviser defines small-capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations of between $20.3 million and $5.6 billion;

•                  Wells Fargo Small Cap Disciplined Portfolio invests in the securities of small-capitalization companies that its sub-adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press, while Small Company Portfolio invests in stocks that its sub-adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value;

•                  The sub-adviser to Wells Fargo Small Cap Disciplined Portfolio, unlike that of Small Company Portfolio, may emphasize one or more particular sectors in seeking to achieve the Portfolio’s investment objective;

•                  Unlike Wells Fargo Small Cap Disciplined Portfolio, Small Company Portfolio may invest in derivative instruments as a principal strategy;

•                  Wells Fargo Small Cap Disciplined Portfolio has a shorter operational history as it commenced operations on November 30, 2005, while Small Company Portfolio was launched on December 27, 1996;

•                  DSL and Wells Capital are the adviser and sub-adviser, respectively to Wells Fargo Small Cap Disciplined Portfolio, while ING Investments, LLC (“ING Investments”) and ING IM are the adviser and sub-adviser, respectively, to Small Company Portfolio;

•                  Both the gross and net expense ratios for shareholders of all classes of the disappearing Wells Fargo Small Cap Disciplined Portfolio are expected to decrease as a result of the Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges, redemption of shares, and related fees;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or the “Distributor”);

•                  If shareholders approve the Reorganization, the adviser or sub-adviser to Wells Fargo Small Cap Disciplined Portfolio is expected to sell a significant portion of the Portfolio’s holdings shortly prior to the Closing Date, as discussed in “Portfolio Transitioning” on page 19. The proceeds of such sales are expected to be invested in futures contracts and other temporary investments, which will be delivered to Small Company Portfolio at the Closing Date. The transitioning of Wells Fargo Small Cap Disciplined Portfolio’s holdings may result in increased transactional costs, which are borne by shareholders. Wells Fargo Small Cap Disciplined Portfolio will bear the transaction costs only to the extent that they do not exceed the savings that would be realized by shareholders of Wells Fargo Small Cap Disciplined Portfolio because of the Reorganization if the shareholders remain invested in Small Company Portfolio for at least one year from the closing of the Reorganization.  Additional transaction costs during the Transition Period, if any, would be borne by ING Investments and/or an affiliate; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Wells Fargo Small Cap Disciplined Portfolio nor its shareholders, nor Small Company Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Wells Fargo Small Cap Disciplined Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

The Proposed ING IM Sub-Advisory Agreement

At a meeting held on March 25, 2010, the Board, including all of the trustees who are not “interested persons” of the Portfolio, as defined in the 1940 Act (“Independent Trustees”), approved the ING IM Sub-Advisory Agreement between DSL and ING IM.  Shareholders of Wells Fargo Small Cap Disciplined Portfolio must approve both the Reorganization and the proposed ING IM Sub-Advisory Agreement for the ING IM Sub-Advisory Agreement to become effective.

In considering whether to approve the ING IM Sub-Advisory Agreement, you should note that:

•                  Wells Capital has sub-advised the Wells Fargo Small Cap Disciplined Portfolio since its inception in November 2005;

•                  On March 25, 2010, the Board approved the Reorganization, as described above;

•                  At the same meeting, the Board approved the termination of the investment sub-advisory agreement with Wells Capital and approved the ING IM Sub-Advisory Agreement appointing ING IM as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio during the Transition Period;

•                  Approval of the ING IM Sub-Advisory Agreement will enable ING IM, the sub-adviser to Small Company Portfolio, to serve as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio during the Transition Period, and thus facilitate a smooth transition prior to the Reorganization and provide the opportunity for Small Company Portfolio to be as fully invested as practicable after the Reorganization is consummated;

•                  During the Transition period, Wells Fargo Small Cap Disciplined Portfolio will be primarily invested in futures contracts and other temporary investments and therefore will be invested outside of the parameters of its principal investment strategy;

•                  As a result of the change in sub-adviser from Wells Capital to ING IM, the investment management subsidiaries of ING Groep N.V. (“ING Groep”), as a group, will be able to retain the entire advisory fee paid by Wells Fargo Small Cap Disciplined Portfolio;

•                  Shareholders must approve both the Reorganization and the proposed ING IM Sub-Advisory Agreement for the ING IM Sub-Advisory Agreement to become effective;

•                  The terms of the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Wells Capital; and

•                  After the change of the sub-adviser, DSL continues to be the adviser to Wells Fargo Small Cap Disciplined Portfolio and responsible for monitoring the investment program and performance of ING IM.

If the ING IM Sub-Advisory Agreement is approved by shareholders, ING IM will be tasked to transition Wells Fargo Small Cap Disciplined Portfolio as discussed in “Portfolio Transitioning” on page 19, and during the Transition Period, ING IM will receive from DSL the same compensation as the compensation payable by DSL to Wells Capital under the sub-advisory agreement with Wells Capital.

Voting Information

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Participating Insurance Companies will vote the Wells Fargo Small Cap Disciplined Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.  Wells Fargo Small Cap Disciplined

Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Approval of the Reorganization Agreement and ING IM Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present or represented at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders entitled to vote and present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO APPROVED THE PROPOSED REORGANIZATION AND THE PROPOSED ING IM SUB-ADVISORY AGREEMENT.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THESE PROPOSALS.

PROPOSAL I -APPROVAL OF REORGANIZATION AGREEMENT

COMPARISON OF FEES AND EXPENSES

The following compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of Small Company Portfolio, see “Appendix C: Additional Information Regarding ING Small Company Portfolio.”

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Wells Fargo Small Cap Disciplined Portfolio	Small Company Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the fiscal year ended December 31, 2009.  Pro forma expenses, which are the estimated expenses of Small Company Portfolio after giving effect to the proposed Reorganization, would be the same as the estimated expenses of Small Company Portfolio for the current fiscal year. Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses (1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Wells Fargo Small Cap Disciplined Portfolio	Small Company Portfolio
ADV Class
Management Fee	0.77%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%	0.50%
Administrative Services Fee	0.10%	0.05%
Other Expenses	0.10%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses(2)	1.73%	1.37%
Waivers and Reimbursements(3)	(0.19)%	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.54%	1.37%

CLASS I
Management Fee	0.77%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	—	—
Administrative Services Fee	0.10%	0.05%
Other Expenses	0.10%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses(2)	0.98%	0.87%
Waivers and Reimbursements(3)	(0.04)%	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.94%	0.87%

CLASS S
Management Fee	0.77%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	0.25%
Administrative Services Fee	0.10%	0.05%
Other Expenses	0.10%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses(2)	1.23%	1.12%
Waivers and Reimbursements(3)	(0.04)%	—
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.19%	1.12%

CLASS S2
Management Fee	0.77%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%	0.50%
Administrative Services Fee	0.10%	0.05%
Other Expenses	0.10%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses(2)	1.48%	1.37%
Waivers and Reimbursements(3)	(0.14)%	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.34%	1.27%

(1)

The fiscal year end for each Portfolio is December 31.  This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets.  These ratios are based on each Portfolio’s actual operating expenses as of December 31, 2009, as adjusted for contractual changes and waivers, if any.

(2)

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(3)

Each Portfolio’s investment adviser is contractually obligated to limit expenses of the respective Portfolio through at least May 1, 2011, subject to possible recoupment by the adviser within three years. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. Each expense limitation agreement is automatically renewed for one-year terms unless terminated by the Portfolio or the adviser upon written notice at least 90 days prior to the end of the then current term or upon termination of the management agreement. IFD is also contractually obligated to waive a portion of the distribution fee for ADV Class shares of Wells Fargo Small Cap Disciplined Portfolio and each Portfolio’s Class S2 shares through May 1, 2011. There is no guarantee the fee waiver will continue after May 1, 2011. The waiver will continue only if IFD elects to renew it.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and compare these costs with the cost of investing in other mutual funds.  The cost of investment in the combined Portfolio after the Reorganization is estimated to be the same as the current cost of investing in Small Company Portfolio. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem all your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Wells Fargo Small Cap Disciplined Portfolio(1)				Small Company Portfolio
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$157	$526	$921	$2,025	$139	$434	$750	$1,646
Class I	$96	$308	$538	$1,198	$89	$278	$482	$1,073
Class S	$121	$386	$672	$1,485	$114	$356	$617	$1,363
Class S2(1)	$136	$454	$795	$1,756	$129	$424	$740	$1,638

(1)	The Examples reflect the applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five- and ten-year periods.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Portfolios:

	Wells Fargo Small Cap Disciplined Portfolio	Small Company Portfolio
Investment Objective	The Portfolio seeks long-term capital appreciation.	The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

Principal Investment Strategies

•                  Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the sub-adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.

•                  The sub-adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index (“Index”) at the time of purchase. The range of the Index was $20.3 million to $10.7 billion, as of December 31, 2009. The market capitalization of companies in the index changes with market conditions and the composition of the index.

•                  The Portfolio may invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

•                  The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

•                  The sub-adviser seeks to take advantage of the market’s attention on short-term prospects by focusing on indicators of a company’s long-term success, such as balance sheets and underlying assets.

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•                  The Portfolio may lend portfolio securities

•                  Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•                  The sub-adviser defines small- capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations of between $20.3 million and $5.6 billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000® Indices change. As of December 31, 2009, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $1.2 billion. As of December 31, 2009, the smallest company in the Russell 2000® Index had a market capitalization of $20.3 million and the largest company had a market capitalization of $5.6 billion.

•                  The Portfolio may invest in derivative instruments.

•                  The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

•                  In managing the Portfolio, the sub-adviser: invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value; uses internally developed quantitative computer models to evaluate

	Wells Fargo Small Cap Disciplined Portfolio	Small Company Portfolio
on a short-term or long-term basis, up to 331/3% of its total assets.

financial and fundamental characteristics (for example, changes in earnings, return on equity and price to equity multiples) of over 2,000 companies. The sub-adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management; and may invest, to a limited extent, in foreign stocks.

•                  The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Investment Adviser	DSL	ING Investments

Sub-Adviser	Wells Capital	ING IM

Portfolio Manager(s)	James M. Tringas and Bryant VanCronkhite	Joseph Basset and Steve Salopek

As you can see from the chart, the Portfolios have some similar investment strategies as well as some differences. Wells Fargo Small Cap Disciplined Portfolio seeks long-term capital appreciation, while Small Company Portfolio seeks the growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations. Both Portfolios invest primarily in the common stocks of smaller companies — the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase, while Small Company Portfolio’s sub-adviser defines small-capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations of between $20.3 million and $5.6 billion. Wells Fargo Small Cap Disciplined Portfolio invests in the securities of small-capitalization companies that its sub-adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press, while Small Company Portfolio invests in stocks that its sub-adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. The sub-adviser to Wells Fargo Small Cap Disciplined Portfolio, unlike that of Small Company Portfolio, may emphasize one or more particular sectors in seeking to achieve the Portfolio’s investment objective. Finally, unlike Wells Fargo Small Cap Disciplined Portfolio, Small Company Portfolio may invest in derivative instruments as a principal strategy.

Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

COMPARISON OF PORTFOLIO CHARACTERISTICS

The following table compares certain characteristics of the Portfolios as of December 31, 2009:

	Wells Fargo Small Cap Disciplined Portfolio		Small Company Portfolio
Net Assets	$41,639,569		$516,760,823

Number of Holdings	86		145

Portfolio Turnover Rate	89%		128%

Top 5 Industries (as % of net assets)	Commercial Services	10.4%	Banks	5.5%
	Banks	9.9%	Retail	5.3%
	Electronics	8.0%	Software	4.6%
	Savings & Loans	5.4%	Semiconductors	4.1%
	Retail	4.5%	Telecommunications	4.0%

U.S. Equity Securities (as a % of market value*)	92.29%		90.15%

Foreign Securities (as a % of market value*)	0.73%		1.89%

Securities Lending Collateral (as a % of market value*)	5.29%		4.19%

Top 10 Holdings* (as a % of net assets)	ATMI, Inc.	3.4%	iShares Russell 2000 Index Fund	1.5%
	Clean Harbors, Inc	3.1%	Cleco Corp.	1.2%
	Exterran Holdings, Inc.	3.0%	Bally Technologies, Inc.	1.2%
	Molex, Inc.	3.0%	Solera Holdings, Inc.	1.1%
	CRA International, Inc.	2.9%	Healthsouth Corp.	1.1%
	Waters Corp.	2.9%	SVB Financial Group	1.1%
	Intermec, Inc.	2.7%	Polycom, Inc.	1.1%
	CapitalSource, Inc.	2.3%	Fossil, Inc.	1.1%
	PerkinElmer, Inc.	2.2%	Stifel Financial Corp.	1.1%
	Electronic Arts, Inc.	2.1%	Wolverine World Wide, Inc.	1.0%

* Excluding short-term investments.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

Because the Portfolios have some similar investment strategies, some of the risks of investing in Wells Fargo Small Cap Disciplined Portfolio are the same as the risks of investing in Small Company Portfolio. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Principal Risks	Wells Fargo Small Cap Disciplined Portfolio	Small Company Portfolio
Company	X	X
Currency		X
Derivatives		X
Focused Investing	X
Foreign Investments	X	X
Investment Model		X
Liquidity	X	X
Market	X	X
Other Investment Companies	X	X
Securities Lending	X	X
Small Capitalization Companies	X	X

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency.  To the extent that a Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivatives.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a Portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a Portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A Portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a Portfolio.

Focused Investing.  To the extent that the Portfolio invests a substantial amount of its assets in issuers located in a particular geographical area, security type, or segment of a market, its performance will be sensitive to developments in that geographical area, security type or market segment. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions affecting its investments will have a significant impact on its investment performance. The Portfolio could underperform, or be more volatile than, a fund that invests more broadly, and could underperform funds that invest in better-performing areas, security types or market segments.

Foreign Investments.  To the extent a Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Investment Model. The sub-adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a Portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a Portfolio will receive cash or U.S. government securities as collateral. A Portfolio retains its custodian to serve as its securities lending agent for these activities.

When a Portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A Portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A Portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a Portfolio will be protected to the extent the Portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a Portfolio will be protected by its securities lending agent, which has agreed to indemnify the Portfolio from losses resulting from borrower default.

Small Capitalization Companies.  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

COMPARISON OF PORTFOLIO PERFORMANCE

Set forth below is the performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of broad measures of market performance for the same period.  The bar charts show the performance of Wells Fargo Small Cap Disciplined Portfolio’s Class I shares for each year since inception and Small Company Portfolio’s Class I shares for each of the last ten calendar years.  Shares of each class of each Portfolio will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return. Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Wells Fargo Small Cap Disciplined Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class I shares’ best and worst quarterly returns during this period were: Best: 2nd Quarter 2009, 18.55% and Worst: 4th Quarter 2008, (25.53)%.

Small Company Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class I shares’ best and worst quarterly returns during this period were: Best: 1st Quarter 2000, 28.09% and Worst: 4th Quarter 2008, (23.63)%.

Average Annual Total Returns

(For the periods ended December 31, 2009)

	1 Year	5 Years (or life of Class)	10 Years (or life of Class)
Wells Fargo Small Cap Disciplined Portfolio(1)
ADV Class	29.46%	(0.80)%	N/A
Class I	30.27%	(0.25)%	N/A
Class S	29.91%	(0.51)%	N/A
Class S2	29.71%	(0.65)%	N/A
Russell 2000® Value Index(2) (3)	20.58%	(1.31)%	N/A
Russell 2000® Index(3) (4)	27.17%	(0.58)%	N/A
Small Company Portfolio(5)
ADV Class	26.96%	30.65%	N/A
Russell 2000® Index(3) (4)	27.17%	27.17%	N/A
Class I	27.56%	3.70%	4.86%
Russell 2000® Index(3) (4)	27.17%	0.51%	3.51%
Class S	27.33%	3.38%	5.71%
Russell 2000® Index(3) (4)	27.17%	0.51%	6.13%

(1)	ADV Class, Class I, Class S and Class S2 shares of Wells Fargo Small Cap Disciplined Portfolio each commenced operations on November 30, 2005.

(2)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index returns do not reflect deductions for fees, expenses or taxes.

(3)	Reflects index performance since the date closest to the Class’ inception for which data is available.

(4)

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000®Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization. The index returns do not reflect deductions for fees, expenses or taxes.

(5)

ADV Class, Class I and Class S shares of Small Company Portfolio commenced operations on December 16, 2008, December 27, 1996 and November 1, 2001, respectively. No performance is shown for Class S2 because that share class did not have a full year of performance as of December 31, 2009.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of  Wells Fargo Small Cap Disciplined Portfolio in exchange for shares of beneficial interest of Small Company Portfolio and the assumption by Small Company Portfolio of Wells Fargo Small Cap Disciplined Portfolio’s liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Small Company Portfolio to shareholders of Wells Fargo Small Cap Disciplined Portfolio, as provided for in the Reorganization Agreement.  Wells Fargo Small Cap Disciplined Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I, Class S and Class S2 shares of Wells Fargo Small Cap Disciplined Portfolio will hold, immediately after the Closing Date, shares of the corresponding class of Small Company Portfolio having an aggregate value equal to the aggregate value of the shares of Wells Fargo Small Cap Disciplined Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Small Company Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Wells Fargo Small Cap Disciplined Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL and ING Investments also believe that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of Trustees of Wells Fargo Small Cap Disciplined Portfolio at a meeting held on March 25, 2010 and the Board of Directors of Small Company Portfolio at an in-person meeting held on March 11, 2010 and a special telephonic meeting held on April 29, 2010. The Board of Directors/Trustees of each Portfolio, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the interests of such Portfolio and its shareholders.

The Reorganization will allow Wells Fargo Small Cap Disciplined Portfolio’s shareholders to participate in a professionally managed portfolio that seeks the growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations. Additionally, both the gross and net expense ratios for all classes of the disappearing Wells Fargo Small Cap Disciplined Portfolio are expected to decrease as a result of the Reorganization.

Board Considerations

The Board of Wells Fargo Small Cap Disciplined Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Wells Fargo Small Cap Disciplined Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and expenses of Wells Fargo Small Cap Disciplined Portfolio and Small Company Portfolio, including that the gross and net expense ratios for all classes of the disappearing Wells Fargo Small Cap Disciplined Portfolio are expected to decrease after the Reorganization;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  changes in the investment objectives, policies, restrictions, management and portfolio holdings of Wells Fargo Small Cap Disciplined Portfolio as a result of the Reorganization;

•                  the investment performance of the Portfolios relative to their respective benchmarks;

•                  the direct or indirect costs to be incurred by Wells Fargo Small Cap Disciplined Portfolio in connection with the proposed Reorganization;

•                  that the expenses of the Reorganization (discussed on page 20) will be borne by DSL (or an affiliate);

•                  that if shareholders approve the Reorganization, the adviser or sub-adviser to Wells Fargo Small Cap Disciplined Portfolio is expected to sell a significant portion of the Portfolio’s holdings shortly prior to the Closing Date, as discussed below. The proceeds of such sales are expected to be invested in futures contracts and other temporary investments, which will be delivered to Small Company Portfolio at the Closing Date. ING Investments and/or an affiliate will bear a portion of the transaction costs incurred by Wells Fargo Small Cap Disciplined Portfolio during the Transition Period; and

•                  the net revenue benefits for the group of DSL, ING Investments and ING IM, including the net revenue benefits accrued as the result of ING IM replacing Wells Capital, a sub-adviser unaffiliated with DSL and ING Investments, to manage the assets of Wells Fargo Small Cap Disciplined Portfolio after the Reorganization.

The Board of Wells Fargo Small Cap Disciplined Portfolio recommends that shareholders approve the Reorganization.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Wells Fargo Small Cap Disciplined Portfolio is expected to sell a significant portion of the Portfolio’s holdings shortly prior to the Closing Date. The proceeds of such sales are expected to be invested in futures contracts and other temporary investments, which will be delivered to Small Company Portfolio at the Closing Date. During this Transition Period, Wells Fargo Small Cap Disciplined Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  After the Closing Date, the sub-adviser to Small Company Portfolio may close the futures contracts and sell the temporary and other investments that it acquired from Wells Fargo Small Cap Disciplined Portfolio. Proceeds from these transactions will be used to purchase portfolio securities that ING IM wishes for Small Company Portfolio to hold.  Small Company Portfolio may not be immediately fully invested in accordance with its strategies after the Closing Date.  During the Transition Period, both Portfolios may also engage in a variety of other transition management techniques to facilitate the portfolio transition process, including the purchase and sale of baskets of securities and exchange traded funds.  The Portfolios’ sales and purchases during the Transition Period may be made at a disadvantageous time, may result in the realization of taxable gains or losses for either or both Portfolios, and would result in increased transaction costs that are borne by shareholders. However, Wells Fargo Small Cap Disciplined Portfolio will bear the transaction costs only to the extent that they do not exceed the savings that would be realized by shareholders of Wells Fargo Small Cap Disciplined Portfolio because of the Reorganization if the shareholders remain invested in Small Company Portfolio for at least one year from the closing of the Reorganization.  Additional transaction costs during the Transition Period, if any, would be borne by ING Investments and/or an affiliate.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Wells Fargo Small Cap Disciplined Portfolio nor its shareholders, nor Small Company Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Wells Fargo Small Cap Disciplined Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne by DSL (or an affiliate). The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization do not include the transaction costs of the portfolio transitioning, which are borne by Portfolio shareholders, although ING Investments and/or an affiliate will bear a portion of the transaction costs incurred by Wells Fargo Small Cap Disciplined Portfolio during the Transition Period.

Future Allocation of Premiums

Shares of Wells Fargo Small Cap Disciplined Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Wells Fargo Small Cap Disciplined Portfolio will be allocated to Small Company Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Wells Fargo Small Cap Disciplined Portfolio is organized as a separate series of ING Investors Trust (“IIT”), an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board consisting of ten members.  For more information on the history of IIT, see the SAI of Wells Fargo Small Cap Disciplined Portfolio.

Small Company Portfolio is organized as a separate series of ING Variable Portfolios, Inc. (“IVP”), an open-end management investment company organized as a Maryland corporation.  IVP is governed by a Board consisting of seven members.  For more information on the history of IVP, see the SAI of Small Company Portfolio.

Advisers and Sub-Advisers

DSL, a Delaware limited liability company, serves as the investment adviser to Wells Fargo Small Cap Disciplined Portfolio. DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly-owned subsidiary of ING Groep, which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include DSL, ING Investments and their affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ advisory agreements, which may trigger the need for shareholder approval of new agreements.

Pursuant to a sub-advisory agreement, DSL has engaged Wells Capital as sub-adviser to Wells Fargo Small Cap Disciplined Portfolio to provide the day-to-day management of the Portfolio. Wells Capital is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986. The principal address of Wells Capital is 245 Park Avenue, New York, New York 10167. As of December 31, 2009, Wells Capital Management managed over $373 billion in assets.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either the Portfolio’s Board or DSL.  In the event the agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio. DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to Wells Fargo Small Cap Disciplined Portfolio’s annual report for the fiscal year ended December 31, 2009.

ING Investments, an Arizona limited liability company, serves as the investment adviser to Small Company Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly- owned subsidiary of ING Groep. ING Investments became an investment management firm in April of 1995. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of Small Company Portfolio.

ING Investments has engaged ING IM to serve as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board. The sub-advisory agreement can be terminated by either the Portfolio’s Board or ING Investments.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to Small Company Portfolio’s annual report for the fiscal year ended December 31, 2009.

Management Fees

Each Portfolio pays its investment adviser — DSL for Wells Fargo Small Cap Disciplined Portfolio and ING Investments for Small Company Portfolio - a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
Wells Fargo Small Cap Disciplined Portfolio

0.77% on the first $500 million;

0.70% on the next $500 million;

0.65% on the next $500 million;

0.60% on the next $5 billion; and

0.53% of the Portfolio’s average daily net assets in excess of $6.5 billion.

Small Company Portfolio	0.75%

If the Reorganization is approved by shareholders, Small Company Portfolio will pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated April 30, 2010.

Sub-Adviser Fees

DSL and ING Investments each pay the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio and Small Company Portfolio- Wells Capital and ING IM, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by each adviser to the sub-adviser, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees
Wells Fargo Small Cap Disciplined Portfolio	0.600%

Small Company Portfolio	0.338%

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM, the sub-adviser to Small Company Portfolio the same sub-advisory fee currently in place for Small Company Portfolio. For more information regarding the sub-advisory fees for each Portfolio, please see the SAI of each Portfolio, dated April 30, 2010.

As a result of the change in sub-adviser from Wells Capital to ING IM, the investment management subsidiaries of ING Groep, as a group, will be able to retain the entire advisory fee paid by Wells Fargo Small Cap Disciplined Portfolio. Based on the net assets of the surviving Portfolio as of December 31, 2009, the additional retained amount is estimated to be $166,400 in the first year and $244,300 per year thereafter.

Expense Limitation Arrangements

DSL has entered into a written expense limitation agreement with Wells Fargo Small Cap Disciplined Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses. The expense limits will continue until at least May 1, 2011. Pursuant to this expense limitation agreement, the expense limits for the Portfolio are 1.53%, 0.93%, 1.18% and 1.33% for ADV Class, Class I, Class S and Class S2 shares, respectively.

ING Investments has entered into a written expense limitation agreement with Small Company Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses. The expense limits will continue until at least May 1, 2011. Pursuant to this expense limitation agreement, the expense limits for the Portfolio are 1.45%, 0.95%, 1.20% and 1.35% for ADV Class, Class I, Class S and Class S2 shares, respectively.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Distribution and Service Fees

ADV Class, Class S and Class S2 shares of the Portfolios pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Administration Fees

Pursuant to separate administrative services agreements between ING Funds Services, LLC (“IFS”) and each of IIT, on behalf of Wells Fargo Small Cap Disciplined Portfolio, and IVP, on behalf of Small Company Portfolio, IFS provides all administrative services necessary for the operation of each Portfolio. Subject to the supervision of the Board, the administrator provides the overall business management and administrative services necessary to properly conduct the Portfolio’s business, except for those services performed by the investment adviser under each respective investment advisory agreement, sub-adviser under each respective sub-advisory agreement, the custodian under each custodian agreement, the transfer agent under each transfer agency agreement and such other service providers as may be retained by a Portfolio from time to time.  IFS acts as liaison among these service providers to the Portfolios.  The administrator is also responsible for monitoring each Portfolio in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio. IFS is located at 7337 East Doubletree Ranch Rd., Scottsdale, Arizona 85258.

As compensation for its services, IFS receives from Wells Fargo Small Cap Disciplined Portfolio, an annual fee, payable monthly in arrears, equal to 0.10% of the Portfolio’s average daily net assets and from Small Company Portfolio, an annual fee, payable monthly in arrears, equal to 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.030% thereafter.

If the Reorganization is approved, shareholders of the surviving Small Company Portfolio will continue to pay the current fee for administrative services.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Wells Fargo Small Cap Disciplined Portfolio’s shareholders, then as soon as practicable before the Closing Date, Wells Fargo Small Cap Disciplined Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Key Differences in the Rights of Wells Fargo Small Cap Disciplined Portfolio’s Shareholders and Small Company Portfolio’s Shareholders

Wells Fargo Small Cap Disciplined Portfolio is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws. Small Company Portfolio is organized as a separate series of IVP, a Maryland corporation that is governed by Articles of Incorporation and Bylaws.  Key differences in shareholders’ rights under IIT’s Declaration of Trust/Bylaws and IVP’s Articles of Incorporation/Bylaws, as they affect shareholders of Wells Fargo Small Cap Disciplined Portfolio and Small Company Portfolio, are presented below.

Wells Fargo Small Cap Disciplined Portfolio	Small Company Portfolio

Both shareholders and Trustees have the power to amend the Declaration of Trust.  Trustees have the power to amend the Declaration of Trust, subject to certain conditions, so long as such amendment does not materially adversely affect the rights of any shareholders and is not in contravention of applicable law.  Trustees may also amend the Declaration of Trust without a shareholder vote if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to supply any omission or to cure any ambiguous, defective or inconsistent provisions. No amendment to the Declaration of Trust shall repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder involved.

The Corporation reserves the right from time to time to make any amendment to its Charter now or hereafter authorized by law, including any amendment which alters the rights, as expressly set forth in its Charter, of any outstanding Shares, except that no action affecting the validity or assessibility of such Shares shall be taken without the unanimous approval of the outstanding Shares affected thereby.

Because Wells Fargo Small Cap Disciplined Portfolio is organized as a series of a Massachusetts business trust and Small Company Portfolio is organized as a series of a Maryland corporation there are some differences between the rights of shareholders of the Portfolios.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, IIT’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders of Wells Fargo Small Cap Disciplined Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Maryland law, shareholders of Small Company Portfolio have no personal liability for the Portfolio’s acts or obligations.

Capitalization

The following table shows the capitalization of each of the Portfolios as of April 15, 2010, and on a pro forma basis as of April 15, 2010 giving effect to the Reorganization:

	Wells Fargo Small Cap Disciplined Portfolio	Small Company Portfolio	Adjustments		Small Company Portfolio Pro Forma
ADV Class
Net Assets	$344,509	$62,916			$407,425
Net Asset Value Per Share	$9.26	$16.70			$16.70
Shares Outstanding	37,218	3,768	(16,589	)(1)	24,397

CLASS I
Net Assets	$7,757,559	$482,919,929			$490,677,488
Net Asset Value Per Share	$9.32	$16.98			$16.98
Shares Outstanding	832,167	28,448,745	(383,533	)(1)	28,897,379

CLASS S
Net Assets	$52,766,953	$80,372,270			$133,139,223
Net Asset Value Per Share	$9.31	$16.75			$16.75
Shares Outstanding	5,670,193	4,796,914	(2,518,497	)(1)	7,948,610

CLASS S2
Net Assets	$466,948	$5,407			$472,355
Net Asset Value Per Share	$9.28	$16.71			$16.71
Shares Outstanding	50,334	324	(22,390	)(1)	28,268

(1)          Reflects new shares issued, net of retired shares of ING Wells Fargo Small Cap Disciplined Portfolio.  (Calculation:  Net Assets ÷ NAV per share).

PROPOSAL II — APPROVAL OF THE ING IM SUB-ADVISORY AGREEMENT

Wells Fargo Small Cap Disciplined Portfolio’s Investment Advisory Agreement

DSL, a Delaware limited liability company, serves as adviser to Wells Fargo Small Cap Disciplined Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) dated as of April 29, 2005, as amended and restated January 1, 2007.  The Investment Advisory Agreement was last renewed by a majority of the Independent Trustees on November 12, 2009, and was approved by via the written consent of the Portfolio’s initial shareholder on November 30, 2005.

The Investment Advisory Agreement provides, among other things that in carrying out its responsibility to supervise and manage all aspects of the Portfolio’s operations, DSL may engage, subject to the approval of the Board, and where required, the shareholders of the Portfolio, sub-advisers to provide day-to-day advisory services to IIT’s portfolios.  DSL may delegate to the sub-advisers duties, among other things, to formulate and implement the Portfolio’s investment programs, including the duty to determine what securities will be purchased and sold for the Portfolio.  If the proposed ING IM Sub-Advisory Agreement is approved, DSL would oversee the investment management services of ING IM.

The Investment Advisory Agreement provides that DSL is liable and shall indemnify IIT for any loss incurred by IIT to the extent that such losses resulted from an act or omission on the part of DSL or its officers, directors or employees that is found to involve willful misfeasance, bad faith or gross negligence, or reckless disregard by DSL of its duties under the Investment Advisory Agreement.  After an initial two-year term, the Investment Management Agreement continues in effect with respect to a series from year to year, so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares; provided that, in either event the continuance is also approved by at least a majority of those Trustees who are neither parties to the Investment Advisory Agreement nor “interested persons” (as defined in the 1940 Act) of any such party nor have any interest in the Investment Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Investment Advisory Agreement and in return for its services for Wells Fargo Small Cap Disciplined Portfolio, DSL receives compensation, calculated daily and paid monthly (as a percentage of average daily net assets), from the Portfolio as follows: 0.77% on the first $500 million; 0.70% on the next $500 million; 0.65% on the next $500 million; 0.60% on the next $5 billion; and 0.53% of the Portfolio’s average daily net assets in excess of $6.5 billion.

The Prior Sub-Advisory Agreement.

Wells Capital has served as Wells Fargo Small Cap Disciplined Portfolio’s sub-adviser pursuant to a sub-advisory agreement among IIT, DSL and Wells Capital dated August 29, 2005. Pursuant to the sub-advisory agreement, Wells Capital receives monthly compensation from DSL at the annual rate of 0.600% of Wells Fargo Small Cap Disciplined Portfolio’s average daily net assets. During Wells Fargo Small Cap Disciplined Portfolio’s most recently completed fiscal year ended December 31, 2009, Wells Capital received an aggregate total of $489,034 from DSL for services rendered to Wells Fargo Small Cap Disciplined Portfolio.

The ING IM Sub-Advisory Agreement.

The following summary of the ING IM Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix B.

The terms of the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Wells Capital. The ING IM Sub-Advisory Agreement provides that, subject to DSL’s and the Board’s supervision, ING IM is responsible for managing the investment operations of Wells Fargo Small Cap Disciplined Portfolio and for making investment decisions and placing orders to purchase and sell securities for Wells Fargo Small Cap Disciplined Portfolio, all in accordance with the investment objective and policies of Wells Fargo Small Cap Disciplined Portfolio as reflected in its current prospectus and statement of additional information and as may be adopted from time to time by the Board. In accordance with the requirements of the 1940 Act, ING IM will also maintain, and provide DSL with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The ING IM Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, ING IM will not be liable for any act or omission in connection with its activities as sub-adviser to Wells Fargo Small Cap Disciplined Portfolio.

Although the ING IM Sub-Advisory Agreement is intended to terminate upon the liquidation of the Wells Fargo Small Cap Disciplined Portfolio subject to the terms of the Reorganization, the terms of the ING IM Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue thereafter as long as its continuance is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Portfolio, as well as by a majority of the Independent Trustees by vote cast in person at a meeting called for that purpose. However, the ING IM Sub-Advisory Agreement may be terminated at any time upon 60 days’ written notice without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of Wells Fargo Small Cap Disciplined Portfolio.  Additionally, the ING IM Sub-Advisory Agreement will terminate immediately in the event of its assignment (within the meaning of the 1940 Act) or upon the termination of Wells Fargo Small Cap Disciplined Portfolio’s Investment Advisory Agreement with DSL, and may also be terminated at any time by ING IM or DSL on 60 days’ written notice to the other.

The ING IM Sub-Advisory Agreement is being proposed so that ING IM can manage Wells Fargo Small Cap Disciplined Portfolio during the Transition Period and oversee the transition of the Portfolio into Small Company Portfolio.  Both the Reorganization discussed in Proposal I and the ING IM Sub-Advisory Agreement discussed in this Proposal II need to be approved before ING IM can begin serving as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio. During the Transition Period, ING IM will transition Wells Fargo Small Cap Disciplined Portfolio as discussed in “Portfolio Transitioning” on page 19. If the Reorganization is approved but the ING IM Sub-Advisory Agreement is not approved, ING IM will not serve as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio, and, in accordance with applicable law, the Board would consider various options including the appointment of a new sub-adviser to provide the day-to-day management of the Portfolio during the Transition Period.  If neither proposal is approved, the Board will consider various options with respect to Wells Fargo Small Cap Disciplined Portfolio in accordance with applicable law.

Compensation payable by DSL to ING IM under the ING IM Sub-Advisory Agreement is the same as the compensation payable under the sub-advisory agreement with Wells Capital.

Other Information

Appendix D hereto lists the names, addresses, and the principal occupations of the principal executive officers of ING IM, including a Trustee and Officer of Wells Fargo Small Cap Disciplined Portfolio who is an officer of ING IM.  As of December 31, 2009, no Trustee or Officer of Wells Fargo Small Cap Disciplined Portfolio owns securities or has any other material direct or indirect interest in ING IM.

Appendix E sets forth the name of another investment company with an investment objective and strategies similar to those adopted for Wells Fargo Small Cap Disciplined Portfolio, for which ING IM acts as an investment as sub-adviser, the annual rate of compensation and the net assets of the investment company as of December 31, 2009.

During the fiscal year ended December 31, 2009, Wells Fargo Small Cap Disciplined Portfolio did not pay brokerage commissions to any affiliated broker-dealers.

IFD serves as the distributor for Wells Fargo Small Cap Disciplined Portfolio. During the fiscal year ended December 31, 2009, the Portfolio paid IFD an estimated amount of $64,661 in distribution and shareholder servicing fees.  If the proposed ING IM Sub-Advisory Agreement is approved, IFS and IFD will continue to render the same services as they currently render.  Each of IFS and IFD is a wholly-owned subsidiary of ING Groep.

Board Considerations

On March 25, 2010, the Board held an in-person meeting at which a majority of the Trustees were in attendance, to consider whether to approve a proposal from DSL to terminate Wells Capital as the sub-adviser to Wells Fargo Small Cap Disciplined Portfolio and to approve the ING IM Sub-Advisory Agreement. In determining whether to appoint a new sub-adviser, the Board considered that initiating the transition of the Portfolio’s investment portfolio prior to the Reorganization would benefit the shareholders of Wells Fargo Small Cap Disciplined Portfolio by giving them earlier exposure to a portfolio managed by ING IM and allow Small Company Portfolio to be as fully invested as practicable following consummation of the Reorganization. The Board also thought this would be beneficial to the Small Company Portfolio, and noted that all or a substantial portion of the cost of the transition may be borne by the shareholders of Wells Fargo Small Cap Disciplined Portfolio.

At the meeting, in determining whether to take these actions, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the ING IM Sub-Advisory Agreement be approved for the Portfolio.  The materials provided to the Board or legal counsel to the Independent Trustees in support of the sub-advisory arrangement with ING IM included the following:  (1) a memorandum presenting management’s rationale for proposing a change in sub-adviser to the Portfolio and its recommendation that ING IM be retained as the sub-adviser to the Portfolio; (2) information about the proposed new portfolio management team for Wells Fargo Small Cap Disciplined Portfolio and how the team intends to affect the transitioning of Wells Fargo Small Cap Disciplined Portfolio’s securities during the Transition Period; (3) responses from ING IM to questions posed by K&L Gates, independent legal counsel, on behalf of the Independent Trustees; (4) supporting documents, including a copy of the ING IM Sub-Advisory Agreement; and (5) other information relevant to the Board’s evaluation.

The Board’s consideration of whether to approve the ING IM Sub-Advisory Agreement took into account several factors including, but not limited to, the following: (1) the view of DSL with respect to the reputation of ING IM as an investment manager; (2) ING IM’s strength and reputation in the industry; (3) the limited nature and quality of the services to be provided by ING IM under the agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the agreement in light of the services to be provided by ING IM as the Portfolio’s sub-adviser; (6) the sub-advisory fee payable by DSL to ING IM and the profitability of DSL; (7) ING IM’s operations and compliance program, including its policies and procedures intended to ensure compliance with the federal securities laws; (8) ING IM’s financial condition; (9) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; (10) ING IM’s Code of Ethics, and related procedures for complying with that Code of Ethics; (11) the fact that DSL will bear the cost of the proxy solicitation; and (12) the fact that ING IM is the sub-adviser of the acquiring Portfolio, Small Company Portfolio, into which Wells Fargo Small Cap Disciplined Portfolio is proposed to be merged.

The Board’s consideration of whether to approve the ING IM Sub-Advisory Agreement took into account several factors including, but not limited to, the following:

THE NATURE, EXTENT AND QUALITY OF THE SUB-ADVISORY SERVICE TO BE PROVIDED.  The Board considered the limited scope of the sub-advisory services anticipated to be provided by ING IM to Wells Fargo Small Cap Disciplined Portfolio and the level of staffing, quality and experience of ING IM’s portfolio management team.  The Board concluded that ING IM is capable of providing high quality services to Wells Fargo Small Cap Disciplined Portfolio, as indicated by the experience, capability and integrity of ING IM’s management, the financial resources of ING IM, and the professional qualifications and experience of ING IM’s portfolio management team to manage Wells Fargo Small Cap Disciplined Portfolio. The Trustees also concluded that ING IM proposed to provide services that are appropriate in scope and extent in light of Wells Fargo Small Cap Disciplined Portfolio’s current operations and during the Transition Period.

THE INVESTMENT PERFORMANCE. The Board reviewed ING IM’s performance in managing small-cap funds. The Board considered that during the Transition Period, Wells Fargo Small Cap Disciplined Portfolio will be managed by ING IM in a manner similar to how it currently manages Small Company Portfolio. The Board concluded, based on the Trustees’ assessment of the limited nature, extent and quality of investment sub-advisory services expected to be provided by ING IM during the Transition period, that ING IM is capable of managing Wells Fargo Small Cap Disciplined Portfolio in light of Wells Fargo Small Cap Disciplined Portfolio’s investment objective, policies and strategies during the Transition Period.

THE COST OF SUB-ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY.  The Board concluded that the level of anticipated investment sub-advisory fees payable under the ING IM Sub-Advisory

Agreement is appropriate in light of the proposed sub-advisory fee schedule, the expense ratio of Wells Fargo Small Cap Disciplined Portfolio (which will not be impacted by the implementation of the ING IM Sub-Advisory Agreement), the competitiveness of Wells Fargo Small Cap Disciplined Portfolio’s expenses when compared to the expense ratios of comparable investment companies (based on information prepared by management) and the anticipated benefits that may accrue to ING IM from its relationship with Wells Fargo Small Cap Disciplined Portfolio.

ECONOMIES OF SCALE.  The Board noted that Wells Fargo Small Cap Disciplined Portfolio’s management fees would remain unchanged if ING IM was appointed the Portfolio’s sub-adviser. In addition, the Board recently reviewed and concluded that Wells Fargo Small Cap Disciplined Portfolio’s management fees appropriately reflect Wells Fargo Small Cap Disciplined Portfolio’s current size, the current economic environment for DSL and ING IM, the competitive nature of the investment company market, and DSL’s pricing strategy.

OTHER CONSIDERATIONS.  In approving the ING IM Sub-Advisory Agreement, the Board also considered the view of DSL with respect to the reputation of ING IM as an investment manager, its strength and reputation in the industry and the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up. Additionally, the Board considered ING IM’s Code of Ethics, and related procedures for complying with that Code of Ethics.  The Board noted the fact that expenses of the proxy solicitation will be borne by DSL (or an affiliate).

Based on its review and after considering DSL’s recommendation, the Board determined that the ING IM Sub-Advisory Agreement would enable shareholders of Wells Fargo Small Cap Disciplined Portfolio to obtain high quality services during the Transition Period, at a cost that is appropriate, reasonable and in the best interests of the Portfolio and its shareholders. The Board then approved the ING IM Sub-Advisory Agreement and directed it be submitted to shareholders for approval.

The Board recommends that shareholders of Wells Fargo Small Cap Disciplined Portfolio vote “FOR” Proposal II to approve the ING IM Sub-Advisory Agreement.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 29, 2010.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Wells Fargo Small Cap Disciplined Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and the ING IM Sub-Advisory Agreement and may vote in their discretion with respect to other matters not now known to the Board of Wells Fargo Small Cap Disciplined Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Wells Fargo Small Cap Disciplined Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Wells Fargo Small Cap Disciplined Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Each shareholder of Wells Fargo Small Cap Disciplined Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Wells Fargo Small Cap Disciplined Portfolio at the close of business on May 14, 2010 (the “Record Date”), will be entitled to be present and give voting instructions for Wells Fargo Small Cap Disciplined Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on August 9, 2010.  As of the Record Date, the following shares of beneficial interest of  Wells Fargo Small Cap Disciplined Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class	50,159.645
Class I	817,343.240
Class S	5,602,082.491
Class S2	44,969.079
Total	6,514,554.455

Approval of the Reorganization Agreement and ING IM Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the voting securities entitled to vote.  The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders entitled to vote and present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.   If a shareholder abstains from voting as to any matter,

or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, an abstention or broker non-vote will have the effect of a vote against the proposals.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

Appendix F hereto lists the persons that, as of May 14, 2010, owned beneficially or of record 5% or more of the outstanding shares of any class of each Portfolio. To the knowledge of DSL, as of May 14, 2010, no current Director/Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio.

Other Matters to Come Before the Special Meeting

Wells Fargo Small Cap Disciplined Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Wells Fargo Small Cap Disciplined Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Wells Fargo Small Cap Disciplined Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

June 29, 2010

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 29th day April, 2010, by and between ING Variable Portfolios, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Small Company Portfolio (the “Acquiring Portfolio”), and ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING Wells Fargo Small Cap Disciplined Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the Adviser Class (“ADV Class”), Class I, Class S and Service 2 Class (“Class S2”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.                              Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Portfolio, to the Company, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to shareholders of ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.2.                              The net asset value of an ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.3.                              The number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.                                      CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be August 21, 2010 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Portfolio shall direct PNC Global Investment Servicing (U.S.), Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.                              Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Portfolio, represents and warrants to the Company as follows:

(a)                      The Acquired Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                     All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                         Since December 31, 2009, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                      On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(m)                   All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                              Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Portfolio, represents and warrants to the Trust as follows:

(a)                      The Acquiring Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                     Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  The Company, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since December 31, 2009, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                      For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)                         All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                   The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                     The ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                     The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                     That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                              The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Portfolio covenants that the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.                              The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) the Company’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust’ election, to the performance by the Company, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of the Company, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3.                              The Company, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Company, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              The Trust shall have delivered to the Company a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.                              The Trust shall have delivered to the Company on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

7.4.                              The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Company, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.                              The Trust, on behalf of the Acquired Portfolio, and the Company, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquired Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.       INDEMNIFICATION

10.1.                        Subject to the exceptions and limitations contained in Section 10.2 and 10.3 below:

10.1.1.               every person who is, or has been, a Trustee of the Trust or a Director of the Company (a “Covered Person”) shall be indemnified by the Company to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise which arise from or relate to the Acquired Portfolio

10.1.2.               the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal, administrative or regulatory and including, without limitation, inquiries, investigations and appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities; provided, however that any Trustee or Director who is an “interested person” of an investment adviser to the Trust or the Company, within the meaning of the 1940 Act, shall be indemnified only for liabilities and expenses arising from his or her status as a Trustee or Director.  The rights of indemnification provided hereunder are in addition to, and not in lieu of, any other rights of indemnification that a Trustee or Director may have.

10.2.                        The obligation to provide indemnification herein shall arise only under circumstances in which insurance coverage does not exist, is inadequate, or is not reasonably available to the Covered Person in a timely manner.  Before making a claim hereunder a Covered Person shall use reasonable efforts to seek coverage under any policy of insurance maintained by the Trust.  Upon a determination by a Covered Person that coverage does not exist for any liability or expense, or that such coverage is not reasonably available in a timely manner, such Covered Person may seek indemnification hereunder; provided however that, upon request from the Company, such Covered Person shall make reasonable efforts to provide the Company with the benefit of any coverage or recovery that subsequently becomes available.

10.3.                        No indemnification shall be provided hereunder:

10.3.1.               against any liability by reason of a final adjudication by a court or other body before which a proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or

10.3.2.               in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (a) resulting in a payment by a Covered Person, unless the Covered Person is able to obtain a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by any one of the following methods:

(i)                                     by the court or other body approving the settlement or other disposition; or

(ii)                                  by a vote of a majority of the disinterested, non-party Directors of the Company acting on the matter (provided that a majority of the Directors of the Company then in office act on the matter) based upon a review of readily available facts (as opposed to full trial-type inquiry); or

(iii)                               by written opinion of Independent Legal Counsel as defined in Section 10.5, based upon a review of readily available facts (as opposed to full trial-type inquiry).

10.4.                        Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.1. including, without limitation, a claim, action, suit, or proceeding for which insurance coverage exists as contemplated by Section 10.2 hereof, shall be advanced by the Company on behalf of the Acquiring Portfolio prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification hereunder, provided that either:

10.4.1.     such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Company shall be insured against losses arising out of any such advances; or

10.4.2.     a majority of the disinterested, non-party Directors of the Company acting on the matter or an Independent Legal Counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

10.5.                        Independent Legal Counsel means a law firm, or a member of a law firm chosen by the Covered Person or Covered Persons (a) that is not objectionable to the Board of Directors of the Company, based on a reasonable assessment, and (b) that neither presently is, nor in the past two years has been, retained to represent: (i) the Trust, the Company or the Covered Person in any matter material to either such party, or (ii) any other party to the claim, action, suit or proceeding giving rise to a claim for indemnification hereunder.

10.6                           No Covered Person shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

10.7                           The rights of indemnification contemplated herein shall survive the Closing and shall inure to the benefit of their heirs, executors, administrators and assigns of each Covered Person.

11.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.                        The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2010, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Portfolios, Inc.	ING Investors Trust
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.	Attn: Huey P. Falgout, Jr.

With a copy to:	With a copy to:
Goodwin Procter LLP	Dechert LLP
Exchange Place	1775 I Street, N.W.
53 State Street	Washington, D.C. 20006
Boston, MA 02109	Attn: Jeffrey S. Puretz.
Attn: Philip H. Newman

15.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.                        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

15.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the corporate property of the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST, on behalf of its

ING Wells Fargo Small Cap Disciplined Portfolio series

By:	/s/ Michael J. Roland

Name:	Michael J. Roland

Title:	Executive Vice President

ING VARIABLE PORTFOLIOS, INC., on behalf of its

ING Small Company Portfolio series

By:	/s/ Todd Modic

Name:	Todd Modic

Title:	Senior Vice President

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APPENDIX B

FORM OF SUB-ADVISORY AGREEMENT

ING INVESTORS TRUST

This AGREEMENT is made as of this          day of                               ,         , between Directed Services LLC, a Delaware limited liability company (the “Manager”), and ING Investment Management Co., a Connecticut corporation (the “Sub-Adviser”).

WHEREAS, [                              ] (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company; and

WHEREAS, the Fund is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations; and

WHEREAS, the Fund may offer shares of additional series in the future; and

WHEREAS, pursuant to a Management Agreement, dated [                                    ,         ], as amended (the “Management Agreement”), a copy of which has been provided to the Sub-Adviser, the Fund has retained the Manager to render advisory and management services with respect to certain of the Fund’s series; and

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager wishes to retain the Sub-Adviser to furnish investment advisory services to one or more of the series of the Fund, and the Sub-Adviser is willing to furnish such services to the Fund and the Manager.

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Sub-Adviser as follows:

1.  Appointment.  The Manager hereby appoints the Sub-Adviser to act as the investment adviser and manager to the series of the Fund set forth on Schedule A hereto (the “Series”) for the periods and on the terms set forth in this Agreement.  The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Fund designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Sub-Adviser to render investment advisory services hereunder, it shall notify the Sub-Adviser in writing.  If the Sub-Adviser is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.  Sub-Adviser Duties.  Subject to the supervision of the Fund’s Board of Trustees and the Manager, the Sub-Adviser will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Sub-Adviser will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities and other investments in which it may invest.  To the extent permitted by the investment policies of each Series, the Sub-Adviser shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series.  The Sub-Adviser will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Fund’s Registration Statement filed with the Securities and Exchange Commission (“SEC”), as amended, copies of which shall be sent to the Sub-Adviser by the Manager prior to the commencement of this Agreement and promptly following any such amendment.  The Sub-Adviser further agrees as follows:

(a)                                  The Sub-Adviser will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Fund’s Board of Trustees of which the Sub-Adviser has been sent a copy, and the provisions of the Registration Statement of the Fund filed under the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Sub-Adviser has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager and agreed to by the Sub-Adviser.  In carrying out its duties under the Sub-Adviser Agreement, the Sub-Adviser will comply with the following policies and procedures:

(i)                                     The Sub-Adviser will manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code.

(ii)                                  The Sub-Adviser will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested unless the Manager gives the Sub-Adviser written instructions to the contrary.  The Sub-Adviser will immediately forward any proxy it receives on behalf of the Fund solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing.

The Sub-Adviser will make appropriate personnel reasonably available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested.  Upon request, the Sub-Adviser will submit a voting recommendation to the Manager for such proxies.  In making such recommendations, the Sub-Adviser shall use its good faith judgment to act in the best interests of the Series.  The Sub-Adviser shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation including whether such issuers are clients or are being solicited as clients of the Sub-Adviser or of its affiliates.

(iii)                               In connection with the purchase and sale of securities for each Series, the Sub-Adviser will arrange for the transmission to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Cedel, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and recordkeeping responsibilities with respect to the Series.  With respect to portfolio securities to be settled through the Depository Trust Company, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Fund’s custodian and portfolio accounting agent.

(iv)                              The Sub-Adviser will assist the custodian and portfolio accounting agent for the Fund in determining or confirming, consistent with the procedures and policies stated in the Registration Statement for the Fund or adopted by the Board of Trustees, the value of any portfolio securities or other assets of the Series for which the custodian and portfolio accounting agent seeks assistance from or identifies for review by the Sub-Adviser.  The parties acknowledge that the Sub-Adviser is not a custodian of the Series’ assets and will not take possession or custody of such assets.

(v)                                 The Sub-Adviser will provide the Manager, no later than the 10th business day following the end of each Series’ semi-annual period and fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 22(b)(7) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)                              The Sub-Adviser will complete and deliver to the Manager a written compliance checklist in a form provided by the Manager for each month by the 10th business day of the following month.

(b)                                 The Sub-Adviser will make available to the Fund and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Sub-Adviser (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Fund) as are necessary to assist the Fund and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”), as well as other applicable laws.  The Sub-Adviser will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

(c)                                  The Sub-Adviser will provide reports to the Fund’s Board of Trustees for consideration at meetings of the Board of Trustees on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Fund’s Board of Trustees with respect to each Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(d)                                 With respect to any investments, including, but not limited, to repurchase and reverse repurchase agreements, derivatives contracts, futures contracts, International Swaps and Derivatives Association, Inc. Master Agreements, and options on futures contracts (“futures”), which are permitted to be made by the Sub-Adviser in accordance with this Agreement and the investment objectives and strategies of the Series, as outlined in the Registration Statement for the Fund, the Manager hereby authorizes and directs the Sub-Adviser to do and perform every act and thing whatsoever necessary or incidental in performing its duties and obligations under this Agreement including, but not limited to, executing as agent on behalf of each Series, brokerage agreements and other documents to establish, operate and conduct all brokerage or other trading accounts, and executing as agent on behalf of each Series, such agreements and other documentation as may be required for the purchase or sale, assignment, transfer and ownership of any permitted investment, including limited partnership agreements, repurchase and derivative master agreements, including any schedules and annexes to such agreements, releases, consents, elections and confirmations.  The Manager acknowledges and understands that it will be bound by any such trading accounts established, and agreements and other documentation executed, by the Sub-Adviser for such investment purposes.

3.  Broker-Dealer Selection.  The Sub-Adviser is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction.  The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account the factors specified in the prospectus and/or statement of additional information for the Fund, and determined in consultation with the Manager, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Sub-Adviser in the exercise of its fiduciary obligations to the Fund, by other aspects of the portfolio execution services offered.  Subject to such policies as the Fund’s Board of Trustees or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s or the Manager’s overall responsibilities with respect to the Series and to their respective other clients as to which they exercise investment discretion.  The Sub-Adviser will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers on the basis of criteria reasonably considered appropriate by the Manager.  To the extent consistent with these standards, the Sub-Adviser is further authorized to allocate the orders placed by it on behalf of a Series to the Sub-Adviser if it is registered as a broker-dealer with the SEC, to an affiliated broker-dealer, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Sub-Adviser, or an affiliate of the Sub-Adviser.  Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine consistent with the above standards, and the Sub-Adviser will report on said allocation regularly to the Fund’s Board of Trustees indicating the broker-dealers to which such allocations have been made and the basis therefore.

4.  Disclosure about Sub-Adviser.  The Sub-Adviser has reviewed the most recent Post-Effective Amendment to the Registration Statement for the Fund filed with the SEC that contains disclosure about the Sub-Adviser, and represents and warrants that, with respect to the disclosure about the Sub-Adviser or information relating, directly or indirectly, to the Sub-Adviser, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.  The Sub-Adviser further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect.  The Sub-Adviser will provide the Manager with a copy of the Sub-Adviser’s Form ADV, Part II, at the time the Form ADV is filed with the SEC.

5.  Expenses.  During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement.  The Manager or the Fund shall be responsible for all the expenses of the Fund’s operations.

6.  Compensation.  For the services provided to each Series, the Manager will pay the Sub-Adviser an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears.  The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager; provided, however, that if the Fund fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Sub-Adviser’s fee under this Agreement for the period in question, then the Sub-Adviser may enforce against the Fund any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Fund.

7.  Marketing Materials.

(a)                                  During the term of this Agreement, the Sub-Adviser agrees to furnish the Manager at its principal office for prior review and approval by the Manager all written and/or printed materials, including but not limited to, PowerPoint® or slide presentations, news releases, advertisements, brochures, fact sheets and other promotional, informational or marketing materials (the “Marketing Materials”) for internal use or public dissemination, that are produced or are for use or reference by the Sub-Adviser, its affiliates or other designees, broker-dealers or the public in connection with the Series, and Sub-Adviser shall not use any such materials if the Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  Marketing Materials may be furnished to the Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(b)                                 During the term of this Agreement, the Manager agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, or Marketing Materials prepared for distribution to shareholders of each Series, or the public that refer to the Sub-Adviser in any way, prior to the use thereof, and the Manager shall not use any such materials if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  The Sub-Adviser’s right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients.  The Manager agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph.  Marketing Materials may be furnished to the Sub-Adviser by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

8.  Compliance.

(a)                                  The Sub-Adviser agrees to use reasonable compliance techniques as the Manager or the Board of Trustees may adopt, including any written compliance procedures.

(b)                                 The Sub-Adviser agrees that it shall promptly notify the Manager and the Fund (1) in the event that the SEC has censured the Sub-Adviser; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  The Sub-Adviser further agrees to notify the Manager and the Fund promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Registration Statement or prospectus for the Fund (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)                                  The Manager agrees that it shall promptly notify the Sub-Adviser (1) in the event that the SEC has censured the Manager or the Fund; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.  Books and Records.  The Sub-Adviser hereby agrees that all records which it maintains for the Series may be the property of the Fund and further agrees to promptly make available to the Fund any of such records upon the Fund’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act.  The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act.

10.  Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Fund.  Subject to the foregoing, the Sub-Adviser shall treat as confidential all information pertaining to the Fund and actions of the Fund, the Manager and the Sub-Adviser, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Fund or the Manager by the Sub-Adviser, in connection with its duties under the agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Sub-Adviser or the Manager, or if available from a source other than the Manager, Sub-Adviser or this Fund.

11.                                 Non-Exclusivity.  The services of the Sub-Adviser to the Series and the Fund are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities, provided, however, that the Sub-Adviser may not consult with any other sub-adviser of the Fund concerning transactions in securities or other assets for any investment portfolio of the Fund, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

12.  Representations Respecting Sub-Adviser.  The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Sub-Adviser or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Fund’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved in advance by the Sub-Adviser, except with the prior permission of the Sub-Adviser.

13.  Control.  Notwithstanding any other provision of the Agreement, it is understood and agreed that the Fund shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement and has reserved the right to reasonably direct any action hereunder taken on its behalf by the Sub-Adviser.

14.  Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Sub-Adviser (1) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Fund that is not a Series hereunder, and (2) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties, or by reason of reckless disregard of the Sub-Adviser’s obligations and duties under this Agreement.

15.  Indemnification.

(a)                                  The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Sub-Adviser (all of such persons being referred to as “Sub-Adviser Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Fund which (1) may be based upon the Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)                                 Notwithstanding Section 14 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager, and any controlling person of the Manager (all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser’s responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)                                  The Manager shall not be liable under Paragraph (a) of this Section 15 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person.  The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

(d)                                 The Sub-Adviser shall not be liable under Paragraph (b) of this Section 15 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

16.  Duration and Termination.

(a)                                  With respect to each Series identified as a Series on Schedule A hereto as in effect on                                     ,         , unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through [November 30, 2011].  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Fund, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto as a Series after the date of this Amendment, the Agreement shall become effective on the later of (i) the date Schedule A is amended to reflect the addition of such Series as a Series under the Agreement or (ii) the date upon which the shares of the Series are first sold to the public, subject to the condition that the Fund’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement.  Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i)

the vote of a majority of the Board of Trustees of the Fund, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.  However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Fund, unless such approval shall be required by any other applicable law or otherwise.  Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (a) by the Manager at any time, upon sixty (60) days’ written notice to the Sub-Adviser and the Fund, (b) at any time without payment of any penalty by the Fund, by the Fund’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Sub-Adviser, or (c) by the Sub-Adviser upon three (3) months’ written notice unless the Fund or the Manager requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Fund or Manager not to exceed three (3) additional months beyond the initial three-month notice period; provided, however, that the Sub-Adviser may terminate this Agreement at any time without penalty, effective upon written notice to the Manager and the Fund, in the event either the Sub-Adviser (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Fund, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Sub-Adviser does not receive compensation for its services from the Manager or the Fund as required by the terms of this agreement.

In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Fund, free from any claim or retention of rights in such record by the Sub-Adviser, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 9, 10, 12, 13, 14 and 15 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 16 and, to the extent that only amounts are owed to the Sub-Adviser as compensation for services rendered while the agreement was in effect, Section 6.

(b)                                 Notices.  Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

ING Investors Trust

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

Attention: Huey P. Falgout, Jr.

If to the Sub-Adviser:

ING Investment Management Co.

10 State House Square

Hartford, CT 06103-3602

Attention: Christopher Kurtz

17.  Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved as required by applicable law.

18.  Miscellaneous.

(a)                                  This Agreement shall be governed by the laws of the State of Delaware, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof.  The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)                                 The Manager and the Sub-Adviser acknowledge that the Fund enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Sub-Adviser enjoys the rights of a third party beneficiary under the Management Agreement.

(c)                                  The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)                                 To the extent permitted under Section 16 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)                                  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)                                    Nothing herein shall be construed as constituting the Sub-Adviser as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Sub-Adviser.

(g)                                 This agreement may be executed in counterparts.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

DIRECTED SERVICES LLC

By:

Name:

Title:

ING INVESTMENT MANAGEMENT CO.

By:

Name:

Title:

SCHEDULE A

with respect to the

SUB-ADVISORY AGREEMENT

between

DIRECTED SERVICES LLC

and

ING INVESTMENT MANAGEMENT CO.

Series	Annual Sub-Adviser Fee (as a percentage of average daily net assets)

ING Wells Fargo Small Cap Disciplined Portfolio	0.60%

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APPENDIX C

ADDITIONAL INFORMATION REGARDING

ING SMALL COMPANY PORTFOLIO (THE “PORTFOLIO”)

About Your Investment

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (the “Board”) directed ING Investments, LLC (“ING Investments” or the “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”) or under the terms of an exemptive order granted by the Securities and Exchange Commission (the “SEC”).

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent the Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Management of the Portfolio

                                                Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments became an investment management firm in April, 1995.  As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

The aggregate annual management fee paid by the Portfolio for the most recent fiscal year is approximately 0.75% of the Portfolio’s average daily net assets.  For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Sub-Adviser and Portfolio Managers

ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.  Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2009, ING IM managed approximately $61.3 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. He has 12 years of investment management experience and 8 years of experience teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 30, 2010, provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee equal to 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.030% thereafter.

Portfolio Distribution

The Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”).  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from the FINRA.

Additional Information Regarding the Classes of Shares

Small Company Portfolio’s shares are classified into Adviser Class (“ADV Class”), Class I, Service Class (“Class S”) and Service 2 Class (“Class S2”). The classes are identical except for different expenses, certain related rights and certain shareholder services.  All classes of the Portfolio have a common investment objective and investment portfolio.

Distribution and Shareholder Service Plans

The Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the ADV Class, Class S and Class S2 shares of the Portfolio. Under these plans, the Portfolio pays certain fees to IFD, the Portfolio’s principal underwriter, for IFD’s distribution/shareholder services for the ADV Class, Class S and Class S2 shares.  Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the 12b-1 Plan for the ADV Class shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of the Portfolio.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the Portfolio.

Under the 12b-1 Plan for the Class S shares, IFD is paid an annual distribution/shareholder service fee at the rate of 0.25% as a percentage of average daily net assets of the Class S shares of the Portfolio.  The distribution/shareholder service fee may be used to cover expenses incurred in promoting the sale of Class S shares and for providing shareholder services and/or account maintenance services to shareholders.  IFD may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including affiliates.

Under the 12b-1 Plan for the Class S2 shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the Class S2 shares of each Portfolio.  IFD has agreed to waive 0.10% of the distribution fee for Class S2 shares.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of Class S2 shares of the Portfolio.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by a portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Payments to Financial Intermediaries

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio’s Distribution Plan and Service Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of April 30, 2010, the Distributor has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if a portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Dividends and Distributions

The Portfolio declares and pays dividends from net investment income at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income.  As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.  The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Small Company Portfolio’s financial statements, which have been audited by KPMG, LLP, an independent registered public accounting firm.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)		Expenses before reductions /additions (2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)		Expenses, net of all reductions /additions (2)(3)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Small Company Portfolio
Class ADV
12-31-09	11.58	0.08	•	3.02	3.10	0.08	—	—	0.08	14.60	26.96		1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(4)-12-31-08	11.13	0.00	*•	0.45	0.45	—	—	—	—	11.58	4.04		1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
12-31-09	11.70	0.09		3.11	3.20	0.08	—	—	0.08	14.82	27.56		0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18	2.27	—	2.45	11.70	(31.05)		0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	21.70	0.24	•	0.99	1.23	0.04	3.33	—	3.37	19.56	5.90		0.84	0.84	†	0.84	†	1.16	†	603,492	106
12-31-06	21.65	0.05		3.46	3.51	0.09	3.37	—	3.46	21.70	16.79		0.85	0.85	†	0.85	†	0.26	†	512,446	83
12-31-05	19.94	0.10		1.92	2.02	0.03	0.28	—	0.31	21.65	10.27	(a)	0.85	0.85		0.85		0.43		393,700	72
Class S
12-31-09	11.57	0.05	•	3.09	3.14	0.07	—	—	0.07	14.64	27.33		1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14	2.27	—	2.41	11.57	(31.28)		1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	21.54	0.18	•	1.00	1.18	—	3.33	—	3.33	19.39	5.68		1.09	1.09	†	1.09	†	0.90	†	2,890	106
12-31-06	21.59	(0.05	)•	3.41	3.36	0.04	3.37	—	3.41	21.54	16.07		1.10	1.10	†	1.10	†	(0.24	)†	2,162	83
12-31-05	19.90	0.06		1.92	1.98	0.01	0.28	—	0.29	21.59	10.05	(a)	1.10	1.10		1.10		0.26		68,768	72
Class S2
02-27-09(4)-12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—	0.08	14.61	58.73		1.36	1.26	†	1.26	†	0.27	†	5	128

(1) Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4) Commencement of operations.

* Amount is less than $0.005 or more than $(0.005).

• Calculated using average number of shares outstanding throughout the period.

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

(a) There was no impact on total return by the affiliate payment.

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Appendix D

Principal Executive Officers of ING Investment Management Co.

230 Park Avenue

New York, New York 10169

Name and Title

Jeffrey T. Becker – President and Chief Executive Officer

Michael J. Gioffre – Chief Compliance Officer

Mark D. Weber – Executive Vice President

Shaun P. Mathews – Executive Vice President

Paul Zemsky – Executive Vice President

Daniel L. Wilcox – Chief Financial Officer

Gerald T. Lins – General Counsel

Principal Executive Officer and Trustee of ING Investors Trust

who is also an officer of ING Investment Management Co.

7337 East Doubletree Ranch Road

Scottdale, AZ 85258

Name and Title

Shaun P. Mathews – Trustee, President and Chief Executive Officer

D-1

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Appendix E

ADVISORY FEE RATE OF A FUND WITH SIMILAR INVESTMENT OBJECTIVES ADVISER OR SUB-ADVISED BY ING INVESTMENT MANAGEMENT CO. (“ING IM”)

The following table sets forth the name of another investment company, with investment objective and strategies similar to Wells Fargo Small Cap Disciplined Portfolio, for which ING IM acts as an investment sub-adviser, the annual rate of compensation and the net assets of the investment company. The information below is given as of December 31, 2009.

Fund	Net Assets (In millions)	Annual compensation (as a percentage of average daily net assets) (%)
ING Small Company Portfolio	$518.3	0.338%

E-1

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APPENDIX F

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 14, 2010:

ING Wells Fargo Small Cap Disciplined Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	100.0% Class A; 55.6% Class S; Beneficial	48.6%	20.9%

Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	96.8% Class I; Beneficial	14.7%	2.0%

Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	32.9% Class S; Beneficial	29.4%	4.6%

ING Life Insurance & Annuity Co One Orange Way B3N Windsor, CT 06095	7.5% Class S; Beneficial	6.5%	43.7%

ING National Trust 1 Orange Way Windsor, CT 06095-4773	100.0% Class S2; Beneficial	0.8%	0.1%

ING Small Company Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Enhanced K-Choice Trustee Reliance Trust Company 400 Atrium Drive Somerset, NJ 08873-4162	64.7% Class A; Beneficial	0.1%	0.0%

ING Life Insurance & Annuity Co One Orange Way B3N Windsor, CT 06095	18.4% Class A; 60.6% Class I; Beneficial	50.9%	43.7%

ING National Trust 1 Orange Way Windsor, CT 06095-4773	15.7% Class A; Beneficial	0.5%	0.1%

ING Solution 2025 Portfolio 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	14.7% Class I; Beneficial	12.4%	10.4%

ING Solution 2045 Portfolio 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	6.5% Class I; Beneficial	5.4%	4.5%

ING Solution 2035 Portfolio 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	6.2% Class I; Beneficial	5.2%	4.4%

ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	96.9% Class S; Beneficial	15.6%	20.9%

Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.0% Class S2; Beneficial	0.0%	2.0%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 14, 2010.

PART B

ING VARIABLE PORTFOLIOS, INC.

Statement of Additional Information

June 29, 2010

Acquisition of the Assets and Liabilities of: ING Wells Fargo Small Cap Disciplined Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Small Company Portfolio (A Series of ING Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Variable Portfolios, Inc. (“SAI”) is available to the shareholders of ING Wells Fargo Small Cap Disciplined Portfolio, a series of ING Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of ING Wells Fargo Small Cap Disciplined Portfolio will be transferred to ING Small Company Portfolio, a series of ING Variable Portfolios, Inc., in exchange for shares of ING Small Company Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for ING Small Company Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                            The SAI for ING Wells Fargo Small Cap Disciplined Portfolio dated April 30, 2010, as filed on April 28, 2010 (File No: 033-23512) and the SAI for ING Small Company Portfolio dated April 30, 2010, as filed on April 28, 2010 (File No: 333-05173).

2.                            The Financial Statements of ING Wells Fargo Small Cap Disciplined Portfolio included in the Annual Report dated December 31, 2009, as filed on March 4, 2010 and the Semi-Annual Report dated June 30, 2009, as filed on September 3, 2009 (File No: 811-05629) and the Financial Statements of  ING Small Company Portfolio included in the Annual Report dated December 31, 2009, as filed on March 4, 2010 and the Semi-Annual Report dated June 30, 2009, as filed on September 3, 2009 (No: 811-07651).

Pro forma financial statements in connection with this Reorganization have not been included in this SAI since the net asset value of ING Wells Fargo Small Cap Disciplined Portfolio, the disappearing fund, did not exceed ten percent of the net asset value of the surviving fund, ING Small Company Portfolio, as of April 15, 2010.

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 29, 2010, relating to the Reorganization of ING Wells Fargo Small Cap Disciplined Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-262-3862.  This SAI should be read in conjunction with the Prospectus/Proxy.

PORTFOLIO MANAGERS’ REPORT FOR
ING SMALL COMPANY PORTFOLIO

Set forth below is an excerpt from ING Small Company Portfolio’s Annual Report for the fiscal year ended December 31, 2009.

*                                         *                                         *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2009

In our semi-annual report we described how markets in risky assets, depressed by the financial crisis and recession, had abruptly recovered after early March to register gains through June 30, 2009. This was maintained in the second half of the fiscal year and global equities in the form of the MSCI World IndexSM(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), added 20.00%, for a return of 25.70% for the fiscal year ended December 31, 2009. (The MSCI World IndexSM returned 29.99% for the fiscal year ended December 31, 2009, measured in U.S. dollars). From the March 9, 2009 low point, the return was 60.90%. In currencies, the U.S. dollar was mixed for the year, losing 1.60% to the euro and 9.10% to the pound, but gaining 2.10% on the yen.

The rally had been credited to “green shoots”, a metaphor for signs, perhaps frail and erratic, that the worst of the financial crisis and resulting recession was over. Governments intervened massively to recapitalize companies considered systemically important, or at least to make practically unlimited amounts of liquidity available to them at low cost. These were mainly banks and other financial institutions, but in the U.S. also included major auto makers. Some financial giants in the U.S. and U.K., once thought impregnable, now sit meekly under government control. Interest rates have been reduced to record low levels to encourage these institutions to lend and generally to support demand. Bank lending has continued to stagnate, however (except in China, where banks tend to follow government directions). Corporations have instead issued bonds, which have been eagerly taken up by yield hungry investors.

“Cash-for-Clunkers” programs were successfully introduced in a number of countries, under which governments subsidized the trade-in of old vehicles for newer models. In the U.S., the government offered an $8,000 tax credit to first-time home buyers and extended jobless benefits. In Europe, to reduce the number of workers being laid off, corporations were subsidized to keep them on part time. The UK reduced Value Added Tax.

Government budget deficits have soared to modern-day records: in the U.S. alone, the deficit equaled $1.42 trillion for the fiscal year ending September 30, 2009. To keep interest rates down, the Federal Reserve Board and the Bank of England have been buying Treasury bonds in a strategy known as quantitative easing.

What will happen when large-scale government intervention ends is probably the greatest concern for investors. But China’s rate of gross domestic product (“GDP”) growth is approaching 10% again and by the end of the year some key areas of the domestic economy were clearly looking better.

House prices are rising again. The Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities was reported in December to have risen for five consecutive months, although it was still down 7.30% from a year earlier. Sales of existing homes in November rose to the highest levels since February 2007.

On the employment front, just 11,000 jobs were lost in November and by year end the number of new unemployment claims was the lowest since July 2008. Yet the unemployment rate rose to 10.00%, having peaked at 10.20% even as thousands of workers left the labor force. Wage growth continued to decelerate and the average working week still hovered near lowest recorded levels. Broad, sustainable recovery will require a much more vigorous improvement in the labor market.

The economy, after four consecutive quarterly declines, has at least started to expand again. In the third quarter of 2009, GDP in the U.S. rose by 2.20% at an annual rate.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 5.93% for the fiscal year ended December 31, 2009. But improving risk appetite, combined with concern over the large volumes of issuance and fears of longer term inflation, meant that the Barclays Capital U.S. Treasury Index(4) component returned (3.57)% while the Barclays Capital Corporate Investment Grade Bond

2

Index(5) returned 18.68%. High yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(6), did even better, gaining a remarkable 58.76%. The annual yield on the 90-day U.S. Treasury Bills started the year at 12 basis points and ended it at just 5 basis points.

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(7) including dividends, returned 26.46% for the fiscal year ended December 31, 2009, led by the technology and materials sectors, with telecoms and utilities lagging, albeit with positive returns. It was far from a smooth ride, and sentiment would periodically become fixated on the rather shaky foundation of the rally. Profits for S&P 500® companies suffered their ninth straight quarter of annual decline in the third quarter. But this must surely change in the fourth quarter since in the corresponding period in 2008, S&P 500® earnings were actually negative.

In international markets, the MSCI Japan® Index(8) rose 9.10% for the fiscal year, all of it in the first half. By the second quarter, GDP was rising again but it was due to net exports and government stimulus. Domestic demand was still in the doldrums, with wages down for 18 straight months and deflation again the norm. The MSCI Europe ex UK® Index(9) surged 27.70%. As in the U.S., the region’s economy returned to growth in the third quarter of 2009. Prices stopped falling in November and by year end purchasing managers’ indices were in expansion mode. Against this, unemployment was still on the rise to 9.80%. The MSCI UK® Index(10) jumped 27.60%, despite the disappointment that, alone among the world’s largest economies, a rebound in GDP had not been reported by year end. Still, by November house prices were rising on an annual basis for the first time since early 2008, unemployment stabilized and, as in Continental Europe, purchasing managers’ indices pointed firmly to expansion.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital U.S. Treasury Index is an unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

(5)  The Barclays Capital Corporate Investment Grade Bond Index is the corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

(6)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

(7)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(8)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

3

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*                                         *                                         *

4

ING SMALL COMPANY PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

ING Small Company Portfolio (the “Portfolio”) seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations. The Portfolio is managed by Joseph Basset, CFA, and Steve Salopek, Portfolio Managers of ING Investment Management Co. — the Sub Adviser.

Performance: For the year ended December 31, 2009, the Portfolio’s Class I shares provided a total return of 27.56% compared to the Russell 2000® Index(1), which returned 27.17% for the same period.

Portfolio Specifics: Although the Russell 2000® Index lagged both large- and mid-caps for the year, it had one of its best recoveries on record, being down more than 31% on March 9 and subsequently rebounding more than 82%. In our opinion, lower quality, lower market capitalization stocks led the rally of 2009. The fourth quarter marked a shift as stocks, which in our view represent higher quality, higher-market capitalization companies, outperformed. We believe this shift reflected a focus on companies’ fundamentals as market prices for many of these stocks already reflected expectations of a strong recovery.

Both sector allocation and stock selection benefited performance. Underweight positions in financials and healthcare helped, while an underweight position in consumer discretionary acted as a drag.

Stock selection in financials, energy, industrials and utilities benefited the Portfolio. Notable outperformance in financials was due to selection in commercial banks and capital markets. Energy benefited from selection in energy equipment and services. Selection in machinery, airfreight and logistics and airlines also helped most among industrials.

In contrast, stock selection in information technology, consumer staples, telecommunication services and consumer discretionary detracted from performance. In consumer discretionary, stock selection in household durables and specialty retail held back returns. In consumer staples, stock selection in food and staples retailing detracted from returns. Underperformance in telecommunication services was attributable to stock selection among wireless and diversified telecommunication services.

Cooper Tire and Rubber Co. (“Cooper Tire and Rubber”) and Dril-Quip, Inc. (“Dril-Quip”) contributed significantly to performance over the period. Cooper Tire and Rubber, which manufactures replacement tires, benefited from a significant improvement in company fundamentals, lower commodity input prices, pricing power and a favorable restructuring. The U.S. government imposed a tariff on imports of Chinese tires in the fall, which benefited U.S. tire manufacturers. A position in Dril-Quip, which manufactures offshore oil drilling and production equipment for use in deep water and harsh environments, also benefited results. Despite a weak start to the year for the oil services industry, the company benefited from an increase in drilling activity after mid-year. In particular, there was renewed interest in deep water drilling and Dril-Quip is one of the few providers of subsea equipment.

In contrast, ArvinMeritor, Inc. (“ArvinMeritor”) and Spartan Stores, Inc. (“Spartan Stores”) were two of the largest detractors from performance over the period. ArvinMeritor supplies a range of integrated systems for commercial trucks and light vehicles. We initiated a position earlier in the year. Unfortunately, the unfavorable economic environment hurt the stock, as bankruptcy concerns increased. We sold the stock before it rebounded later in the period. Spartan Stores operates as a grocery distributor and retailer, predominantly in Michigan and Indiana. Spartan’s geographic exposure hurt it, as Michigan suffered a spike in unemployment brought on by the decline in the auto industry. Later, despite signs that the economy was stabilizing, the stock did not experience the same rebound that other retailers realized. The Portfolio continues to hold the stock, as we believe that the company will benefit as the auto industry recovers and unemployment in Michigan declines. In addition, the stock’s valuation is reasonable and we believe management has led the business well against a challenging economic backdrop.

Current Strategy and Outlook: We believe that the economy will continue to recover slowly, and we remain focused on companies with strong balance sheets and good cash flow generation capabilities. The majority of stocks that have performed well since the low on March 9 have been lower quality, more cyclical companies, in our view. We believe that many of these stocks have become relatively expensive, as investors already have priced in expectations of rapid and strong earnings recovery. Now we are focusing on companies that we believe are less cyclical and more attractively valued, with a greater emphasis on earnings achievability. We continue to take advantage of market volatility to acquire what we believe are attractively valued companies.

5

Top Ten Holdings*
as of December 31, 2009
(as a percent of net assets)

iShares Russell 2000 Index Fund	1.5%
Cleco Corp.	1.2%
Bally Technologies, Inc.	1.2%
Solera Holdings, Inc.	1.1%
Healthsouth Corp.	1.1%
SVB Financial Group	1.1%
Polycom, Inc.	1.1%
Fossil, Inc.	1.1%
Stifel Financial Corp.	1.1%
Wolverine World Wide, Inc.	1.0%

*  Excludes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

6

ING SMALL COMPANY PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

	1 Year	5 Year	10 Year	Since Inception of Class ADV December 16, 2008		Since Inception of Class S November 1, 2001	Since Inception of Class S2 February 27, 2009
Class ADV	26.96%	—	—	30.65%		—	—
Class I	27.56%	3.70%	4.86%	—		—
Class S	27.33%	3.38%	—	—		5.71%	—
Class S2	—	—	—	—		—	58.73%
Russell 2000® Index(1)	27.17%	0.51%	3.51%	27.17	%(2)	6.13%	62.88	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Small Company Portfolio against the index indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

7

(2) Since inception performance for the index is January 1, 2009.

(3) Since inception performance for the index is March 1, 2009.

Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

8

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.
If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 10, 2010

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSALS.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. x

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                           To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Wells Fargo Small Cap Disciplined Portfolio and ING Small Company Portfolio, providing for the reorganization of ING Wells Fargo Small Cap Disciplined Portfolio with and into ING Small Company Portfolio.

For o	Against o	Abstain o

2.                           Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between Directed Services LLC (“DSL”), ING Wells Fargo Small Cap Disciplined Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of DSL, would serve as the sub-adviser to ING Wells Fargo Small Cap Disciplined Portfolio during a transition period until the Reorganization is consummated.

For o	Against o	Abstain o

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 10, 2010

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on August 10, 2010, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. x

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                           To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Wells Fargo Small Cap Disciplined Portfolio and ING Small Company Portfolio, providing for the reorganization of ING Wells Fargo Small Cap Disciplined Portfolio with and into ING Small Company Portfolio.

For o	Against o	Abstain o

2.                           Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between Directed Services LLC (“DSL”), ING Wells Fargo Small Cap Disciplined Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of DSL, would serve as the sub-adviser to ING Wells Fargo Small Cap Disciplined Portfolio during a transition period until the Reorganization is consummated.

For o	Against o	Abstain o

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv)          The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)           Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(b)           The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)           No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)           The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)           In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)           by a majority vote of a quorum of non-party Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act), or

(2)           by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)            The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1)           the indemnity provides security for his undertaking,

(2)           the Corporation is insured against losses arising by reason of any lawful advances or

(3)           a majority of a quorum of non-party Directors who are not “interested persons” or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)           Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Variable Portfolios, Inc.’s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2010.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Director, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   (a)   Articles of Amendment and Restatement dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)   Articles Supplementary dated August 12, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(c)   Articles Supplementary effective April 29, 2005 (Issuance of Class ADV shares) — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(d)   Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(e)   Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(f)    Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(g)   Articles Supplementary dated November 30, 2007 (establishment of new series — ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(h)   Articles Supplementary dated February 15, 2008 (establishment of new series — ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Small Cap Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

(i)    Articles of Amendment dated March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(j)    Articles of Amendment dated April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic

LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(k)   Articles Supplementary dated June 6, 2008 (establishment of new series — ING Russell Global LargeCap Index 85% Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(l)    Articles of Amendment dated July 9, 2008 (establishment of new series — ING Global Equity Option Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(m)  Articles Supplementary dated October 15, 2008 (establishment of new series — ING U.S. Government Money Market Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A on October 30, 2008 and incorporated herein by reference.

(n)   Articles Supplementary dated January 23, 2009 (Issuance of Service 2 Class shares) — Filed as an Exhibit to Post Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(o)   Articles Supplementary dated February 12, 2009 (Issuance of ING Russell Large Cap Index Portfolio — Class I shares) — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(p)   Articles Supplementary dated March 18, 2009 (Issuance of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, ING Russell Large Cap Value Index Portfolio, ING Russell Large Cap Value Index Portfolio and ING Russell Mid Cap Growth Index Portfolio — Adviser Class, Class I, Class S and Class S2 shares) — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(q)   Articles of Amendment dated April 9, 2009 (name change from ING BlackRock Global Science and Technology Portfolio to ING BlackRock Science and Technology Opportunities Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio to ING U.S. Bond Index Portfolio; ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio; ING Russell Global Large Cap Index 85% Portfolio to ING Russell Global Large Cap Index 75% Portfolio; ING VP Index Plus LargeCap Portfolio to ING Index Plus LargeCap Portfolio; ING VP Index Plus MidCap Portfolio to ING Index Plus MidCap Portfolio; ING VP Index Plus SmallCap to ING Index Plus SmallCap; and ING VP Small Company Portfolio to ING Small Company Portfolio) — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(r)    Articles of Amendment dated June 22, 2009 (Issuance of ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio and ING NASDAQ 100 Index® Portfolio) — Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(s)   Articles Supplementary dated July 31, 2009 (Increase authorized shares of ING International Index Portfolio and ING Russell Large Cap Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(t)    Articles Supplementary dated August 5, 2009 (Increase authorized shares of ING Dow Jones Euro STOXX 50® Index Portfolio, ING Russell Mid Cap Index Portfolio and ING U.S. Bond Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(u)   Articles of Amendment dated September 21, 2009 (dissolution of ING Opportunistic LargeCap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(v)   Plan of Liquidation and Dissolution of Series dated October 23, 2009 (liquidation and dissolution of ING Global Equity Option Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(v)   Articles of Amendment effective October 30, 2009 (name change from ING Nasdaq 100 Index Portfolio to ING NASDAQ 100® Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(w) Articles of Amendment effective April 30, 2010 (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and from ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(2)   Second Amended and Restated Bylaws—Filed as an Exhibit to the Post —Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2006 and incorporated herein by reference.

(3)   Not applicable.

(4)   Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its Wells Fargo Small Cap Disciplined Portfolio series, and ING Variable Portfolios, Inc., on behalf of its ING Small Company Portfolio series — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)   Instruments Defining Rights of Holders—Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(6)   (a)   Amended Investment Management Agreement between the ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Schedule A effective May 1, 2009 to the Amended Investment Management Agreement between ING Variable Portfolios, Inc. and ING Investments, LLC — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ii)   Amendment dated January 1, 2007 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 — Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)  Waiver of a portion of the Investment Management Fee Payable Letter dated May 1, 2009 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)  Waiver of a portion of the Investment Management fee dated August 3, 2009 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 with respect to ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio — Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(v)   Advisory Fee Waiver Letter dated March 15, 2010 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 with respect to ING Russell™ Large Cap Growth Index Portfolio and ING Russell™ Large Cap Value Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(b)   Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002—Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)    First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)   Second Amendment to Sub-Advisory Agreement, dated March 1, 2002 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.), effective January 1, 2007 — Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)  Third Amendment to Sub-Advisory Agreement, dated March 1, 2002 between ING Investments, LLC and ING Investment Management Co., effective October 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

(iv)  Amended Schedule A effective August 3, 2009 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(v)   Waiver dated August 3, 2009 of the sub-advisory fee payable by ING Investments, LLC with respect to ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio — Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(c)   Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC., dated February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)    Amendment dated June 16, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC dated February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(ii)   Amended Schedule A dated December 2009 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC dated February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(d)   Sub-Advisory Agreement between ING Investments, LLC and Neuberger Berman Fixed Income LLC dated May 4, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(e)   Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on February 7, 2007 and incorporated herein by reference.

(i)    Amended Schedule A dated March 2009 and effective May 1, 2009 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ii)   Expense Limitation Recoupment Letter dated May 1, 2009 to the Amended Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iii)  Form of Amended Schedule A, effective August 21, 2010, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(7)   Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002—Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)    Amended Schedule of Approvals, effective December, 2009, to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)   Substitution Agreement dated October 8, 2002 to the Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8)   Directors’ Deferred Compensation Plan effective September 15, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(9)   (a)   Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective April 30, 2010, to the Custody Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(b)   Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective April 30, 2010, to the Foreign Custody Manager Agreement with The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(ii)   Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon Corporation — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(c)   Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N- 1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Form of Amended Exhibit A, April 30, 2010, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(10) (a)   Amended and Restated Shareholder Services and Distribution Plan for Class S shares effective January 1, 2008 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(i)    Amended Schedule 1 dated December 2009 to the Amended and Restated Shareholder Services and Distribution Plan for Class S shares — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(b)   Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 — Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(i)    Amended Schedule A dated December 2009 to the Shareholder Service and Distribution Plan for Class ADV shares — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)   Form of Reduction in Fee Payable Letter dated May 1, 2010 to the Shareholder Service and Distribution Plan for ADV Class shares of ING International Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(c)   Shareholder Service and Distribution Plan for Service 2 Class (“Class S2”) shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(i)    Amended Schedule A dated March 2009 to the Shareholder Service and Distribution Plan for Class S2 shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ii)   Form of Reduction in Fee Payable Letter dated May 1, 2010 under the Shareholder Services and Distribution Plan for Class S2 shares — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(d)   Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective January 8, 2008 — Filed as an Exhibit to Post Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(i)    Amended Schedule A dated June 2009 to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc. - Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(11) Opinion and Consent of Counsel - Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement filed on May 6, 2010, File No. 333-166562, and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To by filed by subsequent post-effective amendment.

(13) (a)   Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Portfolios, Inc. dated April 1, 2002 and amended and restated on December 31, 2008 — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)    Amended Schedule A effective December, 2009 to the Amended and Restated Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(ii)   Side Agreement dated August 3, 2009 waiving administrative services fee payable under the Administration Agreement dated April 1, 2002 and amended and restated on December 31, 2008 with respect to ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio — Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(b)   License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996—Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(c)   Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective April 30, 2010, to the Fund Accounting Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(d)   Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Schedule A, dated April 2007, to the Allocation Agreement dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2010 and incorporated herein by reference.

(e)   Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)    Amended Schedule A to the Allocation Agreement (Directors and Officers Liability) dated April 2007 — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(f)    Agency Agreement with DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A effective October 31, 2008 to the Agency Agreement with DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(g)   Agency Agreement with PNC Global Investment Servicing (U.S.) Inc. dated February 25, 2009 — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)    Amended Exhibit A dated August 3, 2009 to the Agency Agreement with PNC Global Investment Servicing (U.S.) Inc. and ING Variable Portfolios, Inc. dated February 25, 2009 — Filed as an Exhibit to Post Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(h)   Participation Agreement between ING Variable Portfolios, Inc., Connecticut General Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(j)    Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(k)   Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(l)    Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(m)  Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(n)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)  Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)  Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)   Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)  Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.  14) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(o)   Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(p)   Participation Agreement between iShares Trust, iShares Inc., and ING RussellTM Global Large Cap Index 85% Portfolio dated September 15, 2008 — Filed as an Exhibit to Post Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(14) Consent of Independent Registered Public Accounting Firm - Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement filed on May 6, 2010, File No. 333-166562, and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an exhibit to the Registrant’s Form N-14 Registration Statement on April 3, 2009, File No. 333-158413, and are incorporated herein by reference. Power of Attorney for Director Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A on February 10, 2009 and is incorporated herein by reference.

(17) Not applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certified that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona  on the 22nd day of June, 2010.

ING VARIABLE PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Interested Director, President and Chief	June 22, 2010
Shaun P. Mathews*	Executive Officer

	Senior Vice President and	June 22, 2010
Todd Modic*	Chief/Principal Financial Officer

	Director	June 22, 2010
Albert E. DePrince, Jr.*

	Director	June 22, 2010
Martin J. Gavin*

	Director	June 22, 2010
Russell Jones*

	Director	June 22, 2010
Sidney Koch*

	Director	June 22, 2010
Corine T. Norgaard*

	Director	June 22, 2010
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an exhibit to the Registrant’s Form N-14 Registration Statement on April 3, 2009, File No. 333-158413, and are incorporated herein by reference. Power of Attorney for Director Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A on February 10, 2009 and is incorporated herein by reference.

Exhibit Index

Exhibit Number	Name of Exhibit
None